Prepayments and Other Assets, Net	6 Months Ended
Mar. 31, 2024
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 5 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets, net consisted of the following:

	March 31, 2024	September 30, 2023
Prepaid rents (a)	$125,556	$191,339
Prepaid service fee (b)	482,410	597,410
Loans to third parties (c)	246,186	238,134
Advances to vendors (d)	251,949	378,152
Advance to employees (e)	47,979	5,491
Security deposits	219,068	202,155
Prepayment for acquisition (f)	5,362,816	3,602,000
Prepaid board compensation	15,005	16,667
Others (g)	46,321	111,386
Prepayment and other assets, net	$6,797,290	$5,342,734
Including:
Prepayment and other current assets, net	$6,224,697	$4,869,347
Prepayments and other non-current assets, net	$572,593	$473,387

(a)	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.

(b)	The prepaid expenses mainly represents the prepayment for teaching platform software technical service provided by third party service providers that will be amortized over one to three years.

(c)	Loans to third parties represent the balance of the amount lent to various third parties for their working capital needs at an interest rate of 5% per annum.

(d)	Advances to vendors primarily included prepayment for abroad-study programs.

(e)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(f)	On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. On March 1, 2024, all parties agreed to amend the consideration to $5,983,131 (RMB43.2 million) As of March 31, 2024, the Company has paid $5,362,816 (RMB38,721,142). The Company expect to complete this transaction end of the fiscal year 2024.

(g)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.

Allowance for doubtful accounts movement:

	March 31, 2024	September 30, 2023

Beginning balance	$-	$-
Provision for security deposits	-	10,378
Write off security deposits	-	(10,378)
Ending balance	$-	$-